Income Tax - Schedule of Major Movements of Deferred Tax Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax [Line Items]
Deferred tax assets	¥ 49,392
Deferred tax liabilities	377
Deferred tax liability (asset) at beginning of period	49,015	¥ 34,163
Amounts recordedunder profitor loss	56,356	14,274
Amounts recognized under other comprehensive loss	1,751	1,501
Other	(53)	(923)
Deferred tax assets	107,275	49,392
Deferred tax liabilities	206	377
Deferred tax liability (asset) at end of period	107,069	49,015
Operating loss carryforwards
Income Tax [Line Items]
Deferred tax assets	2,794	4,846
Amounts recordedunder profitor loss	29,196	(2,052)
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	31,990	2,794
Loss allowance
Income Tax [Line Items]
Deferred tax assets	21,569	15,378
Amounts recordedunder profitor loss	(325)	6,191
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	21,244	21,569
Impairment
Income Tax [Line Items]
Deferred tax assets	1,365	2,184
Amounts recordedunder profitor loss	(488)	(819)
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	877	1,365
Assets revaluation of acquired business
Income Tax [Line Items]
Deferred tax assets	6,611	9,258
Amounts recordedunder profitor loss	(2,752)	(2,647)
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	3,859	6,611
Lease Liabilities
Income Tax [Line Items]
Deferred tax assets	5,245	2,456
Amounts recordedunder profitor loss	(2,430)	2,789
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	2,815	5,245
Accrued liabilities
Income Tax [Line Items]
Deferred tax assets	433	1,000
Amounts recordedunder profitor loss	2,624	(567)
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	3,057	433
Deposits
Income Tax [Line Items]
Deferred tax assets	12,733	65
Amounts recordedunder profitor loss	19,593	12,668
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	32,326	12,733
Securities
Income Tax [Line Items]
Deferred tax assets	2,783	1,098
Amounts recordedunder profitor loss	0	184
Amounts recognized under other comprehensive loss	1,751	1,501
Other	0	0
Deferred tax assets	4,534	2,783
Asset retirement obligation
Income Tax [Line Items]
Deferred tax assets	1,058	564
Amounts recordedunder profitor loss	(39)	494
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	1,019	1,058
Loans and Advances to Customers
Income Tax [Line Items]
Deferred tax assets	2,876	1,872
Amounts recordedunder profitor loss	1,432	1,004
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax assets	4,308	2,876
PayPay Trademark
Income Tax [Line Items]
Deferred tax assets	0
Amounts recordedunder profitor loss	5,142
Amounts recognized under other comprehensive loss	0
Other	0
Deferred tax assets	5,142	0
Other
Income Tax [Line Items]
Deferred tax assets	2,327	1,495
Amounts recordedunder profitor loss	1,749	822
Amounts recognized under other comprehensive loss	0	0
Other	(53)	10
Deferred tax assets	4,023	2,327
Deferred tax assets
Income Tax [Line Items]
Deferred tax assets	59,794	40,216
Amounts recordedunder profitor loss	53,702	18,067
Amounts recognized under other comprehensive loss	1,751	1,501
Other	(53)	10
Deferred tax assets	115,194	59,794
Capitalized card acquisition cost
Income Tax [Line Items]
Deferred tax liabilities	867	1,359
Amounts recordedunder profitor loss	(453)	(492)
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax liabilities	414	867
Right-of-use assets
Income Tax [Line Items]
Deferred tax liabilities	4,802	2,841
Amounts recordedunder profitor loss	(919)	1,961
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax liabilities	3,883	4,802
Lease receivables
Income Tax [Line Items]
Deferred tax liabilities	1,422	0
Amounts recordedunder profitor loss	(1,422)	1,422
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax liabilities	0	1,422
Account receivables
Income Tax [Line Items]
Deferred tax liabilities	2,012	540
Amounts recordedunder profitor loss	194	1,472
Amounts recognized under other comprehensive loss	0	0
Other	0	0
Deferred tax liabilities	2,206	2,012
Other
Income Tax [Line Items]
Deferred tax liabilities	1,676	1,313
Amounts recordedunder profitor loss	(54)	(570)
Amounts recognized under other comprehensive loss	0	0
Other	0	933
Deferred tax liabilities	1,622	1,676
Deferred tax liabilities
Income Tax [Line Items]
Deferred tax liabilities	10,779	6,053
Amounts recordedunder profitor loss	(2,654)	3,793
Amounts recognized under other comprehensive loss	0	0
Other	0	933
Deferred tax liabilities	¥ 8,125	¥ 10,779